Dividends on ordinary shares (Narrative) (Details) - £ / shares	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Interim dividends, per share	£ 0.03	£ 0.025
Qualifying American Despository Shares [member]
Disclosure of classes of share capital [line items]
Interim dividends, per share	£ 0.12